Net Financial Result (Tables)	12 Months Ended
Dec. 31, 2024
Net Financial Result [Abstract]
Schedule of Financial Revenues and Financial Expenses
	For the year ended December 31,
	2024	2023	2022
Financial revenues
Cash and cash equivalents interest	118	123	152
Monetary correction (assets)	144	80	187
Revenue from anticipation of payables	54	42	40
Other financial revenues	8	36	15
Total financial revenues	324	281	394
Financial expenses
Cost of debt	(1,963)	(1,706)	(1,006)
Mark-to-market (loss) gain	(88)	(14)	110
Cost and discount of receivables	(133)	(119)	(97)
Monetary correction (liabilities)	5	(247)	(401)
Interest on leasing liabilities	(1,041)	(899)	(509)
Other financial expenses	(13)	(27)	(6)
Total financial expenses	(3,233)	(3,012)	(1,909)
	(2,909)	(2,731)	(1,515)